RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loans and advances to customers	$ 263,274,170	$ 237,728,544
Cost
RISK MANAGEMENT
Loans and advances to customers	$ 279,453,908	$ 253,951,647
% Participation	100.00%	100.00%
Cost | Colombia
RISK MANAGEMENT
Loans and advances to customers	$ 190,956,423	$ 181,951,462
% Participation	68.33%	71.65%
Cost | Panama
RISK MANAGEMENT
Loans and advances to customers	$ 47,300,183	$ 38,599,152
% Participation	16.93%	15.20%
Cost | El Salvador
RISK MANAGEMENT
Loans and advances to customers	$ 18,712,218	$ 15,373,156
% Participation	6.70%	6.05%
Cost | Guatemala
RISK MANAGEMENT
Loans and advances to customers	$ 21,125,637	$ 16,958,954
% Participation	7.56%	6.68%
Cost | Puerto Rico
RISK MANAGEMENT
Loans and advances to customers	$ 1,359,447	$ 1,068,923
% Participation	0.49%	0.42%
Allowance
RISK MANAGEMENT
Loans and advances to customers	$ (16,179,738)	$ (16,223,103)	$ (15,479,640)	$ (15,864,482)
% Participation	100.00%	100.00%
Allowance | Colombia
RISK MANAGEMENT
Loans and advances to customers	$ (12,490,991)	$ (13,133,577)
% Participation	77.20%	80.96%
Allowance | Panama
RISK MANAGEMENT
Loans and advances to customers	$ (2,089,269)	$ (1,645,802)
% Participation	12.91%	10.14%
Allowance | El Salvador
RISK MANAGEMENT
Loans and advances to customers	$ (598,710)	$ (552,236)
% Participation	3.70%	3.40%
Allowance | Guatemala
RISK MANAGEMENT
Loans and advances to customers	$ (995,339)	$ (887,518)
% Participation	6.15%	5.47%
Allowance | Puerto Rico
RISK MANAGEMENT
Loans and advances to customers	$ (5,429)	$ (3,970)
% Participation	0.03%	0.02%